Events after the reporting period (Details) t in Thousands, € in Millions, $ in Millions									1 Months Ended		12 Months Ended
	Feb. 23, 2021 EUR (€) tranche mi t	Jul. 06, 2020 oz	Jul. 06, 2020 oz kg	Oct. 21, 2019 oz R / oz	Oct. 21, 2019 kg R / oz	Oct. 21, 2019 ZAR (R) R / oz	Apr. 11, 2019 USD ($) oz	Apr. 11, 2019 ZAR (R) oz	Apr. 30, 2021 ZAR (R)	Jul. 31, 2018 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Jul. 06, 2020 kg	Jul. 06, 2020 ZAR (R)	Jan. 10, 2020	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 kg	Apr. 11, 2019 $ / oz	Nov. 22, 2017
Events after the reporting period
Average price of hedging instrument				17,371	17,371	17,371											17,371
Nominal amount of hedging instrument		52,185.2	52,185.2				105,906	105,906						1,623.1				3,294
Quantity per month		6,523.2	202.9	8,482	263.8		26,476	26,476
Deferred revenue advance received						R 1,100,000,000	$ 125	R 1,750,000,000		$ 500	R 770,600,000	R 2,859,300,000	R 6,555,400,000
Minimum
Events after the reporting period
Average price of hedging instrument															27,700				1,200
Maximum
Events after the reporting period
Average price of hedging instrument															33,386				1,323
DRDGOLD Limited
Events after the reporting period
Percentage of voting equity interests acquired																12.05%				38.05%
Major business combination [member] | Keliber Oy [Member]
Events after the reporting period
Quantity Of Ore Reserves | t	9,300
Ore Reserves, Period Of Extraction	13 years
Ore Reserves, Annual Production Quantity | t	15
Ore Reserves, Distance From Facility | mi	50
Initial Investment Amount	€ 30
Investment, Amount Per Tranche	€ 15
Percentage of voting equity interests acquired	30.00%
Investment, Amount Offered To Shareholders Of Investee	€ 10
Investment, Number Of Tranches | tranche	2
Restructuring Transaction [Member]
Events after the reporting period
Dividend cap amount | R									R 2,600,000,000
Dividend funding, as a percent									90.00%
Preference share redemption period									12 years 6 months
Trickle dividend rate									10.00%